Average Annual Total Returns - Harbor Money Market Fund	Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) One Year		ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Annualized Five Years		ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Annualized Ten Years		ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Annualized Since Inception
Total	0.41%	1.02%	0.55%	3.02%	Dec. 29, 1987	0.33%	0.93%	0.50%	1.12%	Jan. 11, 2002	0.67%	[1]	1.20%	[1]	0.64%	[1]	3.16%	[1]

[1]	Since Inception return based on the inception date of the Institutional Class shares.